Shareholder Report, Average Annual Return (Details)	12 Months Ended	44 Months Ended	60 Months Ended	80 Months Ended	106 Months Ended	120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pzena Mid Cap Value Fund - Investor Class
Average Annual Return, Percent	(1.69%)		13.09%			7.73%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pzena Mid Cap Value Fund - Institutional Class
Average Annual Return, Percent	(1.33%)		13.53%			8.09%
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pzena Emerging Markets Value Fund - Investor Class
Average Annual Return, Percent	9.57%		10.47%			5.92%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pzena Emerging Markets Value Fund - Institutional Class
Average Annual Return, Percent	9.92%		10.82%			6.26%
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pzena Small Cap Value Fund - Investor Class
Average Annual Return, Percent	(4.15%)		11.98%		7.48%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pzena Small Cap Value Fund - Institutional Class
Average Annual Return, Percent	(3.90%)		12.27%		7.79%
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pzena International Small Cap Value Fund - Investor Class
Average Annual Return, Percent	8.66%		12.17%	4.99%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pzena International Small Cap Value Fund - Institutional Class
Average Annual Return, Percent	8.99%		12.46%	5.27%
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pzena International Value Fund - Investor Class
Average Annual Return, Percent	18.67%	5.38%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pzena International Value Fund - Institutional Class
Average Annual Return, Percent	18.97%	5.64%
Russell 1000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Total Return
Average Annual Return, Percent	18.11%		16.54%			12.71%
Russell Midcap Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Total Return
Average Annual Return, Percent	11.67%		11.68%			8.00%
Russell 1000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Total Return
Average Annual Return, Percent	18.11%		16.54%			12.71%
Russell Midcap Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Total Return
Average Annual Return, Percent	11.67%		11.68%			8.00%
MSCI EM (EMERGING MARKETS) Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return, Percent	10.07%		4.26%			3.49%
MSCI EM (EMERGING MARKETS) VALUE Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM (EMERGING MARKETS) VALUE Net (USD)
Average Annual Return, Percent	7.05%		5.33%			2.81%
MSCI EM (EMERGING MARKETS) Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return, Percent	10.07%		4.26%			3.49%
MSCI EM (EMERGING MARKETS) VALUE Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM (EMERGING MARKETS) VALUE Net (USD)
Average Annual Return, Percent	7.05%		5.33%			2.81%
Russell 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Average Annual Return, Percent	6.69%		9.39%		8.83%
Russell 2000 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Total Return
Average Annual Return, Percent	7.58%		10.32%		8.19%
Russell 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Average Annual Return, Percent	6.69%		9.39%		8.83%
Russell 2000 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Total Return
Average Annual Return, Percent	7.58%		10.32%		8.19%
MSCI World ex-USA IMI Index Gross (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex-USA IMI Index Gross (USD)
Average Annual Return, Percent	9.74%		9.08%	6.41%
MSCI WORLD ex USA SMALL CAP Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI WORLD ex USA SMALL CAP Net (USD)
Average Annual Return, Percent	7.13%		6.20%	3.45%
MSCI World ex USA Small Cap Value index Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Small Cap Value index Net (USD)
Average Annual Return, Percent	9.27%		7.11%	3.99%
MSCI World ex-USA IMI Index Gross (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex-USA IMI Index Gross (USD)
Average Annual Return, Percent	9.74%		9.08%	6.41%
MSCI WORLD ex USA SMALL CAP Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI WORLD ex USA SMALL CAP Net (USD)
Average Annual Return, Percent	7.13%		6.20%	3.45%
MSCI World ex USA Small Cap Value index Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Small Cap Value index Net (USD)
Average Annual Return, Percent	9.27%		7.11%	3.99%
MSCI EAFE Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Average Annual Return, Percent	8.77%	3.64%
MSCI EAFE VALUE Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE VALUE Net (USD)
Average Annual Return, Percent	15.09%	6.97%
MSCI EAFE Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Average Annual Return, Percent	8.77%	3.64%
MSCI EAFE VALUE Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE VALUE Net (USD)
Average Annual Return, Percent	15.09%	6.97%